CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Q1) - USD ($)	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Ordinary Shares [Member]
Beginning balance at Jul. 26, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 26, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0	(20,851,423)	(20,851,423)
Ending balance at Dec. 31, 2020	$ 690	0	(54,292,560)	(54,291,870)
Ending balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0	5,572,126	5,572,126	$ 1,114,425
Ending balance at Mar. 31, 2021	$ 690	0	(48,720,434)	(48,719,744)
Ending balance (in shares) at Mar. 31, 2021	6,900,000
Beginning balance at Dec. 31, 2020	$ 690	0	(54,292,560)	(54,291,870)
Beginning balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0	23,194,905	23,194,905	4,638,981
Ending balance at Dec. 31, 2021	$ 690	0	(36,206,911)	(36,206,221)
Ending balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0	8,009,333	8,009,333	$ 1,601,867
Ending balance at Mar. 31, 2022	$ 690	$ 0	$ (28,197,578)	$ (28,196,888)
Ending balance (in shares) at Mar. 31, 2022	6,900,000